SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Jun. 30, 2014	Jun. 30, 2013
RMB [Member] | Balance Sheet [Member]
Foreign Currency Exchange Rate, Translation1	6.2043	6.1787
RMB [Member] | Income Statement [Member]
Foreign Currency Exchange Rate, Translation1	6.1374	6.2458
AUD [Member] | Balance Sheet [Member]
Foreign Currency Exchange Rate, Translation1	1.0609	0.9143
AUD [Member] | Income Statement [Member]
Foreign Currency Exchange Rate, Translation1	1.0898	1.0266
HKD [Member] | Balance Sheet [Member]
Foreign Currency Exchange Rate, Translation1	7.7503	0.1289
HKD [Member] | Income Statement [Member]
Foreign Currency Exchange Rate, Translation1	7.7552	0.1289
CAD [Member] | Balance Sheet [Member]
Foreign Currency Exchange Rate, Translation1	1.0672	0.9506
CAD [Member] | Income Statement [Member]
Foreign Currency Exchange Rate, Translation1	1.0704	0.9956